Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 - SUBSEQUENT EVENTS

On February 25, 2021, the Company issued 366,000 options to purchase share of the Company’s common stock. 350,000 of these options vest over 48 months and have a term of ten years and the remaining 16,000 options vest immediately and have a term of five years. All of these options have an exercise price of $5.60.

During the first quarter of 2021, a total of 268,233 warrants were exercised for a total of 161,026 shares of the Company’s common stock.